SSgA Dynamic Small Cap Fund
FUND SUMMARY SSgA DYNAMIC SMALL CAP FUND
INVESTMENT OBJECTIVE
SSgA Dynamic Small Cap Fund seeks to maximize the total return through investment in equity securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred indirectly through its ownership in other investment companies, such as business development companies (“BDCs”). BDC expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by the Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations.
Shareholder Fees (USD $)	SSgA Dynamic Small Cap Fund Institutional
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SSgA Dynamic Small Cap Fund Institutional
Management Fee		0.75%
Distribution and Shareholder Service (12b-1) Fees		0.21%
Other Expenses		2.55%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[1]	3.52%
Less Fee Waivers and/or Expense Reimbursements	[2]	(2.26%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1][2]	1.26%
[1]	"Acquired Fund Fees and Expenses" are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.
[2]	The fund's investment advisor is contractually obligated until December 31, 2013 to waive its management fee and to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 1.25% of average daily net assets on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
SSgA Dynamic Small Cap Fund Institutional	128	870	1,633	3,642

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 160% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
SSgA Dynamic Small Cap Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of companies in the Russell 2000® Index, the fund's benchmark. The fund may from time to time invest up to 20% of its assets in equity securities not included in the Russell 2000® Index. The equity securities invested in by the fund are comprised primarily of common stocks and may include IPOs as well as ETFs for cash equitization purposes.

To manage the fund's portfolio, the fund's advisor employs a proprietary quantitative multi-factor stock-selection model. The model evaluates the relative attractiveness of each eligible security based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation, quality and investor sentiment), and other historical quantitative metrics. Additionally the model may also incorporate an element to evaluate the macroeconomic environment for a portion of the model determined by prevailing market conditions. This element allows a disciplined approach to seek to be adaptive to the macroeconomic environment and respond to changing conditions. The quantitative model allows the advisor to evaluate quickly each eligible security and then rank all eligible securities in the fund's investment universe in the order of their attractiveness as fund investments.

The fund periodically rebalances its portfolio to reflect movements in the underlying factors used by the model and changes predicted by the model. The model may periodically adjust the quantitative metrics used based on a systematic and objective evaluation of macroeconomic conditions. The advisor also regularly reexamines the model and may make updates and adjustments to the economic and financial conditions and other quantitative metrics considered, and to the weightings among them.

From time to time, the advisor may make a qualitative judgment and deviate from the model, but only for events that are not quantifiable by the model.

The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund's investment advisor, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.
PRINCIPAL RISKS
It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
  Risks Common to Funds Investing Principally in Equity Securities.
  Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.
  Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.
  Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.
  Small-Capitalization Securities. Investments in small-capitalization companies typically present greater risks than investments in larger companies because small companies often have limited product lines and few managerial or financial resources. As a result, the performance of the fund may be more volatile than a fund that invests in large-cap stocks.
  Value Stocks. Certain stocks in which the fund may invest may be inexpensive relative to their earnings or assets compared to other types of stocks. These stocks may continue to be inexpensive for long periods of time and they may never realize their full value.
  Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.
  Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.
Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.
PERFORMANCE
The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.
Annual Total Returns - SSgA Dynamic Small Cap Fund

Highest Quarterly Results (2002-2011)	Lowest Quarterly Results (2002-2011)	Year-to- Date Ended
June 30, 2003: 19.49%	December 31, 2008: (26.07)%	September 30, 2012: 15.91%

Average Annual Total Returns For the Periods Ending December 31, 2011:
Average Annual Total Returns SSgA Dynamic Small Cap Fund		1 Year	5 Years	10 Years
Institutional	[1]	4.53%	(4.68%)	3.00%
Institutional Return After Taxes on Distributions	[1]	4.53%	(5.08%)	2.55%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.95%	(3.97%)	2.58%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	[1]	(4.18%)	0.15%	5.62%
[1]	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).